Restoration provisions	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Restoration provisions

16.	Restoration provisions
The Company has a legal obligation to complete the site restoration and decommissioning of its leased plant properties in New York and Ontario. The provision for decommissioning and site restoration is determined using the estimated costs provided by the New York Department of Environmental Conservation and Ontario Ministry of the Environment, Conservation and Parks.

The
following table represents the continuity of the restoration provision associated with the Company’s leased plant properties:

Restoration provisions at October 31, 2019	$—
Initial recognition	$321,400
Interest Recognized	$—

Restoration provisions at October 31, 2020	$321,400

Interest Recognized	3,194
Foreign exchange recognized	9,639

Restoration provisions at October 31, 2021	$334,233

The present value of the restoration provision of $334,233 was calculated using an average risk-free rate of 0.61%.